UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                     OPPENHEIMER MAIN STREET SMALL CAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.5%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.0%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Aftermarket Technology Corp. 1                                               60,600     $    1,114,434
-------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                           76,500          1,279,080
-------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                12,000            522,000
-------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                     29,300            447,411
-------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                                        238,900          3,724,451
-------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                             133,800          2,659,944
-------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                     87,200          3,198,496
-------------------------------------------------------------------------------------------------------
Proliance International, Inc. 1,2                                            12,938             70,900
-------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                         100,300          2,006,000
-------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                    31,500            421,785
-------------------------------------------------------------------------------------------------------
Spartan Motors, Inc. 2                                                        6,000             65,220
-------------------------------------------------------------------------------------------------------
Standard Motor Products, Inc. 2                                              37,900            307,369
-------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc. 1                                                  317,000          5,550,670
-------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                              51,100          1,499,274
                                                                                        ---------------
                                                                                            22,867,034
-------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Andersons, Inc. (The)                                                         5,200            152,256
-------------------------------------------------------------------------------------------------------
Audiovox Corp., Cl. A 1                                                      18,300            255,834
-------------------------------------------------------------------------------------------------------
Handleman Co. 2                                                              56,400            712,332
-------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co. 1,2                                                 34,500            328,785
-------------------------------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1                                              4,200             51,744
                                                                                        ---------------
                                                                                             1,500,951
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.7%
AFC Enterprises, Inc. 2                                                     106,500          1,229,010
-------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc.                                                     106,600          2,377,180
-------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc. 2                                                   151,500          3,157,260
-------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 1                                                          57,400          2,697,226
-------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1,2                                                         150,200          2,651,030
-------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc. 2                                                      56,100          1,274,031
-------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                  79,600          2,989,776
-------------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1                                             47,198          1,380,070
-------------------------------------------------------------------------------------------------------
Caribou Coffee Co., Inc. 1                                                    9,100            103,285
-------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                             22,300            750,618
-------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                   174,850          5,553,236
-------------------------------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1,2                                      20,400            311,712
-------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc. 2                                          44,900          2,902,336
-------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                     479,600          6,321,128
-------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                    135,900          4,127,283
-------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                                      74,400            993,240
-------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                                     74,000          1,006,400
-------------------------------------------------------------------------------------------------------
IHOP Corp. 2                                                                123,400          5,027,316
-------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1,2                                             172,500          3,688,050
-------------------------------------------------------------------------------------------------------


1                                         Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Jack in the Box, Inc. 1                                                     174,900     $    5,231,259
-------------------------------------------------------------------------------------------------------
La Quinta Corp. 1,2                                                         496,700          4,316,323
-------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                                                159,300          4,667,490
-------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc. 2                                       108,100          2,810,600
-------------------------------------------------------------------------------------------------------
Luby's, Inc. 1,2                                                             42,500            555,050
-------------------------------------------------------------------------------------------------------
Mikohn Gaming Corp. 1,2                                                      56,900            756,201
-------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                            58,100            987,119
-------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                                                     43,900            351,639
-------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1,2                                             50,900            626,070
-------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1                                                         108,100          1,546,911
-------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1,2                                          84,700          4,245,164
-------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                 82,000          2,551,020
-------------------------------------------------------------------------------------------------------
Riviera Holdings Corp. 1,2                                                   12,400            275,032
-------------------------------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc. 1                                             27,400            503,612
-------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The) 1,2                                                  19,000            344,850
-------------------------------------------------------------------------------------------------------
Sunterra Corp. 1                                                             45,500            597,415
-------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                                        206,200          5,928,250
-------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                  31,200          1,408,680
                                                                                        ---------------
                                                                                            86,242,872
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
American Greetings Corp., Cl. A 2                                           196,000          5,370,400
-------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                                     2,500            148,100
-------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc. 2                                                     42,900          2,516,943
-------------------------------------------------------------------------------------------------------
Blount International, Inc. 1                                                 47,800            843,192
-------------------------------------------------------------------------------------------------------
Brookfield Homes Corp.                                                       41,600          2,310,048
-------------------------------------------------------------------------------------------------------
CSS Industries, Inc. 2                                                        9,192            298,924
-------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                                                40,500          1,269,675
-------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                                       93,700          1,689,411
-------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 1,2                                                  160,600          1,326,556
-------------------------------------------------------------------------------------------------------
KB Home                                                                       4,200            307,440
-------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                                         45,100            545,259
-------------------------------------------------------------------------------------------------------
M/I Homes, Inc. 2                                                            30,800          1,671,208
-------------------------------------------------------------------------------------------------------
MDC Holdings, Inc.                                                           39,064          3,081,759
-------------------------------------------------------------------------------------------------------
Mestek, Inc. 1                                                                6,600             81,576
-------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                     58,700          4,016,254
-------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                26,700            964,404
-------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                       95,000          3,943,450
-------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                                  99,100          2,595,429
-------------------------------------------------------------------------------------------------------
Tupperware Corp. 2                                                          310,700          7,077,746
-------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                              20,300          1,538,131
-------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc. 1,2                                                  8,400          1,303,680
-------------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The)                                                    74,500          1,825,250
                                                                                        ---------------
                                                                                            44,724,835


2                                         Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.1%
Audible, Inc. 1                                                              11,100     $      136,419
-------------------------------------------------------------------------------------------------------
GSI Commerce, Inc. 1,2                                                       21,500            427,850
-------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                  63,100          1,173,660
-------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                                      10,300            198,996
-------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                                        139,400          2,399,074
                                                                                        ---------------
                                                                                             4,335,999
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Hasbro, Inc.                                                                100,200          1,968,930
-------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                                     100,500          1,631,115
-------------------------------------------------------------------------------------------------------
Marine Products Corp. 2                                                      14,600            161,038
-------------------------------------------------------------------------------------------------------
Nautilus, Inc. 2                                                            263,400          5,813,238
-------------------------------------------------------------------------------------------------------
Oakley, Inc. 2                                                              124,000          2,150,160
-------------------------------------------------------------------------------------------------------
SCP Pool Corp. 2                                                             28,450            993,759
-------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1,2                                       53,100          1,399,185
                                                                                        ---------------
                                                                                            14,117,425
-------------------------------------------------------------------------------------------------------
MEDIA--2.0%
4Kids Entertainment, Inc. 1,2                                                50,900            885,151
-------------------------------------------------------------------------------------------------------
Arbitron, Inc. 2                                                            174,500          6,952,080
-------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 2                                                  217,700          4,950,498
-------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1,2                                       190,400          4,205,936
-------------------------------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1,2                                            66,600          1,780,884
-------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1,2                                                       46,400          3,992,256
-------------------------------------------------------------------------------------------------------
Gray Television, Inc.                                                        91,200            965,808
-------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                            11,200            296,016
-------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc. 1                                           69,700            810,611
-------------------------------------------------------------------------------------------------------
Interactive Data Corp.                                                       48,400          1,096,260
-------------------------------------------------------------------------------------------------------
Journal Communications, Inc. 2                                               34,400            512,560
-------------------------------------------------------------------------------------------------------
Liberty Corp. 2                                                              29,200          1,369,188
-------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                   74,576          4,326,154
-------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                                            38,700            285,606
-------------------------------------------------------------------------------------------------------
Meredith Corp.                                                               78,700          3,926,343
-------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc. 1,2                                                          216,800            886,712
-------------------------------------------------------------------------------------------------------
ProQuest Co. 1,2                                                             82,100          2,972,020
-------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                       62,700          3,966,402
-------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                           352,900          5,635,813
-------------------------------------------------------------------------------------------------------
Salem Communications Corp., Cl. A 1                                           7,600            140,144
-------------------------------------------------------------------------------------------------------
Scholastic Corp. 1,2                                                        119,500          4,416,720
-------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                                     171,200          1,518,544
-------------------------------------------------------------------------------------------------------
Valassis Communications, Inc. 1                                              44,900          1,750,202
-------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                             85,900          3,585,466
-------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc.                               22,600            293,800
                                                                                        ---------------
                                                                                            61,521,174
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Big Lots, Inc. 1,2                                                          126,100          1,385,839
-------------------------------------------------------------------------------------------------------


3                                         Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
Conn's, Inc. 1,2                                                             17,200     $      476,784
-------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                                                    176,800          3,691,584
-------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                                        6,900            689,655
-------------------------------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                                                    50,100            550,098
-------------------------------------------------------------------------------------------------------
Shopko Stores, Inc. 1                                                       141,200          3,603,424
-------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                          255,600          6,867,972
-------------------------------------------------------------------------------------------------------
Stein Mart, Inc. 2                                                          269,300          5,466,790
                                                                                        ---------------
                                                                                            22,732,146
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--5.3%
Aaron Rents, Inc. 2                                                         105,750          2,236,613
-------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                                                   86,700          3,353,556
-------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                              96,700          2,275,351
-------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                          118,400          2,364,448
-------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                         97,000          3,656,900
-------------------------------------------------------------------------------------------------------
bebe stores, inc. 2                                                         133,887          2,343,023
-------------------------------------------------------------------------------------------------------
Blair Corp.                                                                  10,907            402,359
-------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 2                                                  180,900            859,275
-------------------------------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                                         67,600          2,296,372
-------------------------------------------------------------------------------------------------------
Building Materials Holding Corp. 2                                          109,394         10,194,427
-------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                                      65,800          2,503,032
-------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                                          187,500          1,290,000
-------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                           177,450          3,536,579
-------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                                                  884,500          9,437,615
-------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                                     74,100          2,640,924
-------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                150,400          2,580,864
-------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                            153,800          2,288,544
-------------------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                               8,500            184,790
-------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1,2                                     134,900          8,477,116
-------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                              117,000          1,707,030
-------------------------------------------------------------------------------------------------------
GameStop Corp. 1,2                                                           72,200          2,272,134
-------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. B 1,2                                                    23,188            658,307
-------------------------------------------------------------------------------------------------------
Genesco, Inc. 1,2                                                           216,500          8,062,460
-------------------------------------------------------------------------------------------------------
Golf Galaxy, Inc. 1                                                          32,900            524,426
-------------------------------------------------------------------------------------------------------
Goody's Family Clothing, Inc. 2                                              21,900            165,783
-------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc. 1                                                   21,300            587,880
-------------------------------------------------------------------------------------------------------
Guess?, Inc. 1,2                                                            187,300          4,013,839
-------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1,2                                                      67,600          3,732,196
-------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1,2                                            243,580          5,419,655
-------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1,2                                            47,300          2,044,306
-------------------------------------------------------------------------------------------------------
Maidenform Brands, Inc. 1                                                    85,200          1,171,500
-------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                               222,500          5,940,750
-------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                       116,300          3,844,878
-------------------------------------------------------------------------------------------------------
Movie Gallery, Inc. 2                                                       158,000          1,641,620
-------------------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                                        86,800          2,255,932
-------------------------------------------------------------------------------------------------------


4                                         Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
O'Reilly Automotive, Inc. 1                                                  56,300     $    1,586,534
-------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                         25,300            751,410
-------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                       145,425          3,117,912
-------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                        202,700          7,574,899
-------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                  375,500          6,533,700
-------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                        28,200            544,542
-------------------------------------------------------------------------------------------------------
Rent-Way, Inc. 1,2                                                          155,000          1,064,850
-------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc. 1,2                                              117,100            740,072
-------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                     49,100            981,018
-------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                                      23,700            377,067
-------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.                                                       87,300          1,939,806
-------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1,2                                             64,500          1,898,880
-------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                       75,700          2,571,529
-------------------------------------------------------------------------------------------------------
Syms Corp.                                                                    7,400             99,086
-------------------------------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                                        81,000          2,423,520
-------------------------------------------------------------------------------------------------------
TBC Corp. 1                                                                   8,300            286,267
-------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                               108,000          4,295,160
-------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                 213,000          5,842,590
-------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1                                           111,400            878,946
-------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.                                                         7,900            204,373
-------------------------------------------------------------------------------------------------------
United Auto Group, Inc. 2                                                   241,100          7,965,944
-------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc. 1,2                                      27,600          1,423,608
-------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                236,100          6,417,198
                                                                                        ---------------
                                                                                           166,483,395
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Brown Shoe Co., Inc. 2                                                       49,700          1,640,100
-------------------------------------------------------------------------------------------------------
Carter's, Inc. 1                                                             76,400          4,339,520
-------------------------------------------------------------------------------------------------------
Cherokee, Inc. 2                                                             62,500          2,186,250
-------------------------------------------------------------------------------------------------------
Hartmarx Corp. 1,2                                                          145,700            954,335
-------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A 2                                                      219,500          6,490,615
-------------------------------------------------------------------------------------------------------
Kellwood Co. 2                                                              116,700          3,016,695
-------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                   242,100          7,509,942
-------------------------------------------------------------------------------------------------------
Russell Corp. 2                                                              34,000            477,360
-------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                               98,900          1,618,993
-------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                           163,000          2,089,660
-------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                      37,700          1,273,506
-------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                                      237,100          4,113,685
-------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                               58,300          2,044,581
-------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1,2                                                59,000          1,292,690
-------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                  425,400          8,954,670
                                                                                        ---------------
                                                                                            48,002,602
CONSUMER STAPLES--3.7%
-------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1                                               70,900          1,772,500
-------------------------------------------------------------------------------------------------------


5                                         Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Hansen Natural Corp. 1,2                                                     45,600     $    2,146,848
-------------------------------------------------------------------------------------------------------
National Beverage Corp. 1,2                                                  17,100            132,696
-------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                          96,600          2,195,718
                                                                                        ---------------
                                                                                             6,247,762
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
7-Eleven, Inc. 1                                                            177,400          6,317,214
-------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A 2                                                   10,198            767,501
-------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                  14,800            411,440
-------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                              132,000          3,062,400
-------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                                                11,500            181,700
-------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc. 2                                                   211,500          9,071,235
-------------------------------------------------------------------------------------------------------
Nash Finch Co. 2                                                             78,900          3,328,791
-------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                                     145,676          1,641,769
-------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                               228,600          5,269,230
-------------------------------------------------------------------------------------------------------
Spartan Stores, Inc. 1                                                       52,700            542,810
-------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                             129,800          4,039,376
-------------------------------------------------------------------------------------------------------
Weis Markets, Inc.                                                           31,400          1,256,314
                                                                                        ---------------
                                                                                            35,889,780
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
American Italian Pasta Co. 2                                                  5,200             55,432
-------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                         289,900          8,102,705
-------------------------------------------------------------------------------------------------------
Darling International, Inc. 1,2                                             434,700          1,534,491
-------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                        11,000            290,510
-------------------------------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                                       294,400          8,031,232
-------------------------------------------------------------------------------------------------------
Imperial Sugar Co.                                                           12,300            166,665
-------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp.                                                        42,523          2,457,829
-------------------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                                      107,700          4,631,100
-------------------------------------------------------------------------------------------------------
Lance, Inc. 2                                                                90,900          1,587,114
-------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1,2                                                      26,200            407,410
-------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                                              116,200          4,229,680
-------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc. 2                                                     83,100          3,483,552
-------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc.                                                     73,000          1,497,230
-------------------------------------------------------------------------------------------------------
Sanderson Farms, Inc. 2                                                      59,700          2,218,452
-------------------------------------------------------------------------------------------------------
Seaboard Corp. 2                                                              1,900          2,608,700
                                                                                        ---------------
                                                                                            41,302,102
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Central Garden & Pet Co. 1                                                   22,600          1,022,650
-------------------------------------------------------------------------------------------------------
Chattem, Inc. 1,2                                                           133,900          4,753,450
-------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc.                                                    68,200          2,519,308
-------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                   79,700          4,518,990
-------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                            79,300          1,510,665
                                                                                        ---------------
                                                                                            14,325,063
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
Elizabeth Arden, Inc. 1,2                                                    88,307          1,905,665
-------------------------------------------------------------------------------------------------------


6                                         Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS CONTINUED
Mannatech, Inc. 2                                                            47,027     $      557,270
-------------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                            115,000          2,672,600
-------------------------------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                                                  82,000          2,389,480
-------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1,2                                             120,500          5,747,850
                                                                                        ---------------
                                                                                            13,272,865
-------------------------------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./Carolina Group                                                   86,600          3,431,958
-------------------------------------------------------------------------------------------------------
Vector Group Ltd. 2                                                          53,760          1,075,738
                                                                                        ---------------
                                                                                             4,507,696
ENERGY--8.6%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.6%
Bronco Drilling Co., Inc. 1                                                   5,200            143,260
-------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1,2                                            134,050          8,500,111
-------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                                                  58,600          1,260,215
-------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc. 2                                            37,500          2,296,875
-------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 1                                                  191,600          4,719,108
-------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                152,400          5,194,054
-------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1,2                                                   36,848            543,140
-------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                                       107,700          4,378,005
-------------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc. 2                                              48,100          1,382,875
-------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                      90,800          5,483,412
-------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                 54,100          3,713,424
-------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                               21,600          1,200,744
-------------------------------------------------------------------------------------------------------
Lufkin Industries, Inc.                                                      17,400            757,770
-------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1,2                                                      79,100          2,373,000
-------------------------------------------------------------------------------------------------------
Newpark Resources, Inc. 1,2                                                  87,300            735,066
-------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                             59,100          2,319,675
-------------------------------------------------------------------------------------------------------
Offshore Logistics, Inc. 1                                                   63,600          2,353,200
-------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1,2                                           26,200            951,322
-------------------------------------------------------------------------------------------------------
Pason Systems, Inc.                                                          80,000          1,870,452
-------------------------------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,3                                          13,800            249,290
-------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                   43,400          2,135,840
-------------------------------------------------------------------------------------------------------
RPC, Inc. 2                                                                  22,250            573,160
-------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                             48,000          1,108,320
-------------------------------------------------------------------------------------------------------
Superior Well Services, Inc. 1                                               34,400            794,640
-------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                           92,900            300,477
-------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                          577,100          1,866,577
-------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc. 1                                                   95,100          2,969,022
-------------------------------------------------------------------------------------------------------
Tidewater, Inc. 2                                                            35,600          1,732,652
-------------------------------------------------------------------------------------------------------
Todco, Cl. A                                                                 94,400          3,937,424
-------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                  170,100          6,190,908
-------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2                                     94,700          3,766,219
-------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                         141,100          5,167,082
                                                                                        ---------------
                                                                                            80,967,319


7                                         Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
OIL & GAS--6.0%
Alberta Clipper Energy, Inc. 1                                               93,278     $      381,136
-------------------------------------------------------------------------------------------------------
Alon USA Energy, Inc. 1,2                                                    38,000            917,700
-------------------------------------------------------------------------------------------------------
Atlas America, Inc. 1                                                        25,800          1,260,330
-------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                         859,400          3,785,056
-------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                                                110,900          7,395,921
-------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A 2                                                7,900            399,029
-------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1,2                                                    111,600          2,335,788
-------------------------------------------------------------------------------------------------------
Capital Energy Resources Ltd. 1                                             275,500          1,303,441
-------------------------------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                                                   4,780             32,689
-------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1,2                                                      134,585          6,100,738
-------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                        425,566          2,046,378
-------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                                                178,200          5,846,742
-------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                           4,500            343,215
-------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                                          41,429            712,757
-------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                        48,100            734,016
-------------------------------------------------------------------------------------------------------
Daylight Energy Trust                                                       100,900          1,106,645
-------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                         86,000          3,132,989
-------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                      93,278            571,303
-------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                     105,300            602,781
-------------------------------------------------------------------------------------------------------
Encore Acquisition Co. 1,2                                                  226,600          8,803,410
-------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                      133,900          4,180,358
-------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1,4                                                         45,800            327,002
-------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1,4                                                        371,900          2,655,286
-------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1                                                           91,500          4,767,150
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp. 2                                                        152,700          6,772,245
-------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                81,600          1,607,432
-------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1                                92,500          1,822,151
-------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                    19,900            407,415
-------------------------------------------------------------------------------------------------------
Holly Corp.                                                                  91,600          5,860,568
-------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                   149,600         10,060,600
-------------------------------------------------------------------------------------------------------
Innova Exploration Ltd. 1                                                    46,100            325,178
-------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                                        111,000          3,055,830
-------------------------------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                                      220,500          1,071,677
-------------------------------------------------------------------------------------------------------
Maritrans, Inc. 2                                                            34,700          1,110,400
-------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                             556,050          2,104,619
-------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                    74,748            607,629
-------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,5                                                  79,100            643,006
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                   21,800          1,070,380
-------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                              600             28,140
-------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                              3,200            186,656
-------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                           281,300          8,275,665
-------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                                94,380          3,618,529
-------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                           60,700          3,577,658
-------------------------------------------------------------------------------------------------------


8                                         Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
ProEx Energy Ltd. 1                                                          48,100     $      743,533
-------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                    369,740          1,208,612
-------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                       61,700          1,448,955
-------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1,2                                               161,400          6,698,100
-------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A 2                                              59,800          1,060,254
-------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                       3,475             62,625
-------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                      46,400            836,198
-------------------------------------------------------------------------------------------------------
Shiningbank Energy Income Fund                                               72,355          1,609,549
-------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co. 1                                                  86,800          5,615,092
-------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                                           230,700          8,443,620
-------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1,2                                                      134,000          8,179,360
-------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                                        204,700          9,365,025
-------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                 64,200          4,316,808
-------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                        139,932          1,632,239
-------------------------------------------------------------------------------------------------------
TKE Energy Trust                                                            206,000          1,959,880
-------------------------------------------------------------------------------------------------------
TransMontaigne, Inc. 1                                                      111,100            887,689
-------------------------------------------------------------------------------------------------------
Trilogy Energy Trust                                                        104,000          2,496,000
-------------------------------------------------------------------------------------------------------
True Energy, Inc. 1                                                         185,000            938,925
-------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                         387,400          1,612,917
-------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,5                                                       275,000          1,144,946
-------------------------------------------------------------------------------------------------------
USEC, Inc. 2                                                                166,600          1,859,256
-------------------------------------------------------------------------------------------------------
Vault Energy Trust                                                           11,950            141,138
-------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                     171,500          7,830,690
-------------------------------------------------------------------------------------------------------
West Energy Ltd. 1                                                           91,400            645,500
-------------------------------------------------------------------------------------------------------
White Fire Energy Ltd. 1                                                      3,475              9,685
-------------------------------------------------------------------------------------------------------
White Fire Energy Ltd. 1                                                     46,400            129,321
-------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                                                 102,300          4,484,832
-------------------------------------------------------------------------------------------------------
Zenas Energy Corp. 1                                                        239,900          1,310,422
                                                                                        ---------------
                                                                                           188,618,809
FINANCIALS--16.4%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
GAMCO Investors, Inc., Cl. A 2                                               48,300          2,214,555
-------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                                      46,100          1,921,909
-------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                           118,700          5,358,118
-------------------------------------------------------------------------------------------------------
Refco, Inc. 1                                                                62,600          1,769,702
-------------------------------------------------------------------------------------------------------
SWS Group, Inc. 2                                                            94,200          1,544,880
                                                                                        ---------------
                                                                                            12,809,164
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.1%
Amcore Financial, Inc.                                                        5,800            181,018
-------------------------------------------------------------------------------------------------------
AmericanWest Bancorporation 1                                                13,710            316,975
-------------------------------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc. 2                                             45,900          1,353,132
-------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                     162,650          4,297,213
-------------------------------------------------------------------------------------------------------
BancFirst Corp.                                                               4,300            365,500
-------------------------------------------------------------------------------------------------------
BancorpSouth, Inc. 2                                                        125,800          2,874,530
-------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                         58,600          2,884,292
-------------------------------------------------------------------------------------------------------


9                                         Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
BankAtlantic Bancorp, Inc. 2                                                 92,300     $    1,568,177
-------------------------------------------------------------------------------------------------------
Banner Corp.                                                                 11,600            309,024
-------------------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                                                14,500            493,000
-------------------------------------------------------------------------------------------------------
BOK Financial Corp.                                                          21,500          1,035,655
-------------------------------------------------------------------------------------------------------
Camden National Corp. 2                                                       1,700             64,039
-------------------------------------------------------------------------------------------------------
Capital Corp. of the West 2                                                   7,159            218,707
-------------------------------------------------------------------------------------------------------
Capital Crossing Bank 1,2                                                     6,900            239,706
-------------------------------------------------------------------------------------------------------
Capitol Bancorp Ltd. 2                                                       13,800            447,120
-------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                                            62,000          2,181,160
-------------------------------------------------------------------------------------------------------
Chemical Financial Corp. 2                                                   10,809            351,293
-------------------------------------------------------------------------------------------------------
Chittenden Corp. 2                                                           94,200          2,497,242
-------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                 28,400            606,056
-------------------------------------------------------------------------------------------------------
City Holding Co. 2                                                           92,500          3,307,800
-------------------------------------------------------------------------------------------------------
City National Corp.                                                          15,600          1,093,404
-------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                                70,106          1,838,880
-------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                                    44,600          2,296,008
-------------------------------------------------------------------------------------------------------
Commercial Federal Corp. 2                                                   41,700          1,423,638
-------------------------------------------------------------------------------------------------------
Community Bank System, Inc. 2                                               270,200          6,106,520
-------------------------------------------------------------------------------------------------------
Community Banks, Inc. 2                                                      15,232            428,172
-------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                23,028            741,041
-------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                       60,600          3,322,698
-------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                   23,800          1,174,292
-------------------------------------------------------------------------------------------------------
Dime Community Bancshares, Inc. 2                                            10,225            150,512
-------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                       54,500          3,319,050
-------------------------------------------------------------------------------------------------------
F.N.B. Corp. 2                                                               29,500            509,760
-------------------------------------------------------------------------------------------------------
Fidelity Bankshares, Inc. 2                                                   3,197             97,668
-------------------------------------------------------------------------------------------------------
First BanCorp 2                                                              90,500          1,531,260
-------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                       10,100          1,723,565
-------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp. 2                                        316,400          4,217,612
-------------------------------------------------------------------------------------------------------
First Community Bancorp                                                      10,900            521,347
-------------------------------------------------------------------------------------------------------
First Defiance Financial Corp. 2                                             17,400            477,282
-------------------------------------------------------------------------------------------------------
First Financial Bancorp 2                                                    21,300            396,180
-------------------------------------------------------------------------------------------------------
First Financial Corp. 2                                                       3,200             86,400
-------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc. 2                                             32,600          1,001,472
-------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc. 2                                                46,900          1,746,556
-------------------------------------------------------------------------------------------------------
First Place Financial Corp. 2                                                65,563          1,453,532
-------------------------------------------------------------------------------------------------------
First Republic Bank                                                          83,900          2,955,797
-------------------------------------------------------------------------------------------------------
First Security Group, Inc. 1,2                                              275,100          2,705,609
-------------------------------------------------------------------------------------------------------
First South Bancorp, Inc.                                                     4,200            139,902
-------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                107,300          5,773,813
-------------------------------------------------------------------------------------------------------
FirstMerit Corp.                                                             30,500            817,095
-------------------------------------------------------------------------------------------------------
GB&T Bancshares, Inc. 2                                                       4,900            104,027
-------------------------------------------------------------------------------------------------------
Greater Bay Bancorp 2                                                        95,100          2,343,264
-------------------------------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                                             36,700            949,796
-------------------------------------------------------------------------------------------------------
Hancock Holding Co. 2                                                        18,200            621,348
-------------------------------------------------------------------------------------------------------


10                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Hanmi Financial Corp.                                                        52,600     $      944,170
-------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc. 2                                            94,400          3,423,888
-------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                        73,600          2,210,944
-------------------------------------------------------------------------------------------------------
Horizon Financial Corp.                                                       1,900             41,800
-------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                        10,700            452,931
-------------------------------------------------------------------------------------------------------
Independent Bank Corp. 2                                                    117,825          3,421,638
-------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                             111,000          4,393,380
-------------------------------------------------------------------------------------------------------
ITLA Capital Corp. 1,2                                                       10,000            524,900
-------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                                          64,100          2,628,100
-------------------------------------------------------------------------------------------------------
MainSource Financial Group, Inc. 2                                           39,280            696,434
-------------------------------------------------------------------------------------------------------
Mercantile Bank Corp.                                                           483             20,668
-------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.                                                   2,000            107,760
-------------------------------------------------------------------------------------------------------
NASB Financial, Inc. 2                                                        3,966            158,640
-------------------------------------------------------------------------------------------------------
National Bankshares, Inc.                                                     2,000             93,840
-------------------------------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                                          17,800            419,902
-------------------------------------------------------------------------------------------------------
Net.B@nk, Inc.                                                              144,900          1,204,119
-------------------------------------------------------------------------------------------------------
Old National Bancorp 2                                                       42,100            893,362
-------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp 2                                                   266,199          8,861,765
-------------------------------------------------------------------------------------------------------
People's Bank                                                                23,100            669,438
-------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc.                                                           143,320          4,336,863
-------------------------------------------------------------------------------------------------------
Preferred Bank                                                                1,500             60,285
-------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc. 2                                                       24,600            843,288
-------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                  142,384          4,952,116
-------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                                            9,950            279,098
-------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc.                                                       10,232            144,680
-------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                                              42,466            888,389
-------------------------------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida 2                                          12,570            294,515
-------------------------------------------------------------------------------------------------------
Sound Federal Bancorp, Inc. 2                                                 1,800             30,078
-------------------------------------------------------------------------------------------------------
Southside Bancshares, Inc. 2                                                    229              4,353
-------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                      25,900            569,023
-------------------------------------------------------------------------------------------------------
State Bancorp, Inc.                                                          15,087            270,359
-------------------------------------------------------------------------------------------------------
State Financial Services Corp.                                               86,800          3,169,936
-------------------------------------------------------------------------------------------------------
Sterling Bancorp 2                                                           18,790            422,963
-------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc. 2                                                  76,700          1,128,257
-------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                        313,083          7,060,022
-------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Eastern US 2                                          900             18,135
-------------------------------------------------------------------------------------------------------
Susquehanna Bancshares, Inc.                                                 21,000            504,840
-------------------------------------------------------------------------------------------------------
SVB Financial Group 1,2                                                     158,200          7,694,848
-------------------------------------------------------------------------------------------------------
Taylor Capital Group, Inc. 2                                                 22,900            866,078
-------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                         139,300          3,726,275
-------------------------------------------------------------------------------------------------------
TierOne Corp. 2                                                              69,400          1,825,914
-------------------------------------------------------------------------------------------------------
UMB Financial Corp.                                                          12,800            840,704
-------------------------------------------------------------------------------------------------------
Union Bankshares Corp. 2                                                     10,400            434,512
-------------------------------------------------------------------------------------------------------
United Community Financial Corp. 2                                           10,200            114,444
-------------------------------------------------------------------------------------------------------
Vineyard National Bancorp Co. 2                                              14,000            413,700
-------------------------------------------------------------------------------------------------------
W. Holding Co., Inc.                                                         99,700            953,132
-------------------------------------------------------------------------------------------------------


11                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Webster Financial Corp.                                                      83,300     $    3,745,168
-------------------------------------------------------------------------------------------------------
WesBanco, Inc.                                                               27,300            750,750
-------------------------------------------------------------------------------------------------------
Whitney Holding Corp.                                                        57,700          1,560,208
-------------------------------------------------------------------------------------------------------
Wilmington Trust Corp.                                                       43,500          1,585,575
-------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                         48,900          2,879,721
                                                                                        ---------------
                                                                                           161,195,047
-------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
ASTA Funding, Inc. 2                                                        102,800          3,121,008
-------------------------------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1,2                                                      51,200          1,946,112
                                                                                        ---------------
                                                                                             5,067,120
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Ace Cash Express, Inc. 1,2                                                    4,900             95,599
-------------------------------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                                      164,600          4,646,658
-------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. 1,2                                          40,950          2,965,599
-------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                            129,000          4,729,140
-------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                         183,900          4,389,693
-------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                     221,600          4,387,680
-------------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp. 1,2                                           96,000          2,877,120
-------------------------------------------------------------------------------------------------------
Cash America International, Inc. 2                                           62,100          1,288,575
-------------------------------------------------------------------------------------------------------
CompuCredit Corp. 1,2                                                       150,800          6,698,536
-------------------------------------------------------------------------------------------------------
Encore Capital Group, Inc. 1,2                                               41,800            745,712
-------------------------------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1,2                                      56,600          1,489,712
-------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1,2                                       294,800          8,726,080
-------------------------------------------------------------------------------------------------------
Ladenburg Thalmann Financial Services, Inc. 1                                 9,312              5,680
-------------------------------------------------------------------------------------------------------
Lazard Ltd., Cl. A 2                                                         36,600            925,980
-------------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                    36,000            356,760
-------------------------------------------------------------------------------------------------------
Metris Cos., Inc. 1                                                         103,200          1,509,816
-------------------------------------------------------------------------------------------------------
Providian Financial Corp. 1                                                 147,800          2,613,104
-------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                10,200            327,624
-------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                                          41,000            670,350
-------------------------------------------------------------------------------------------------------
Student Loan Corp. (The) 2                                                   11,900          2,818,872
-------------------------------------------------------------------------------------------------------
United PanAm Financial Corp. 1,2                                              8,500            212,245
-------------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                          51,000          3,426,690
-------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1,2                                                   72,200          1,834,602
                                                                                        ---------------
                                                                                            57,741,827
-------------------------------------------------------------------------------------------------------
INSURANCE--6.3%
21st Century Insurance Group 2                                               10,300            164,285
-------------------------------------------------------------------------------------------------------
Affirmative Insurance Holdings, Inc.                                         40,204            585,370
-------------------------------------------------------------------------------------------------------
Alfa Corp. 2                                                                 59,300            989,124
-------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                                  71,500          2,941,510
-------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                               135,800          1,541,330
-------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                               96,000          3,257,280
-------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1,2                                        53,900          2,648,107
-------------------------------------------------------------------------------------------------------
AmerUs Group Co. 2                                                          133,100          7,635,947
-------------------------------------------------------------------------------------------------------


12                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Arch Capital Group Ltd. 1                                                   119,800     $    5,940,882
-------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1,2                                                     94,000          2,538,940
-------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                               116,800          3,451,440
-------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                              107,400          4,087,644
-------------------------------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg. 2                                      3,800             95,114
-------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                        107,700          4,251,996
-------------------------------------------------------------------------------------------------------
Bristol West Holdings, Inc. 2                                                61,800          1,127,850
-------------------------------------------------------------------------------------------------------
Clark, Inc.                                                                   7,400            124,542
-------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                   32,900          1,908,858
-------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A 2                                       117,650          5,506,020
-------------------------------------------------------------------------------------------------------
Direct General Corp. 2                                                       28,900            570,197
-------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                 62,701          1,360,612
-------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                             1,156             51,465
-------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                  109,300          4,991,731
-------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                               63,700          2,292,563
-------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                     23,700            474,000
-------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                160,550          4,580,492
-------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co. 2                                                 37,800          1,410,696
-------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                 306,000          6,052,680
-------------------------------------------------------------------------------------------------------
Independence Holding Co.                                                      7,160            130,312
-------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                          142,200          4,989,798
-------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                             7,400            241,610
-------------------------------------------------------------------------------------------------------
James River Group, Inc. 1                                                    42,900            755,040
-------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                         148,400          9,594,060
-------------------------------------------------------------------------------------------------------
Markel Corp. 1                                                                2,800            925,400
-------------------------------------------------------------------------------------------------------
Mercury General Corp. 2                                                      22,800          1,367,772
-------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 1                                  4,200            887,250
-------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                                                 155,100          3,961,254
-------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                         380,900         10,330,008
-------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                            155,800          4,155,186
-------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                      29,100          1,863,855
-------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                      56,100          4,762,890
-------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 2                                                  309,100          3,771,020
-------------------------------------------------------------------------------------------------------
Presidential Life Corp. 2                                                    32,600            586,800
-------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1,2                                                       86,000          4,013,620
-------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                            125,100          1,281,024
-------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                        75,600          3,113,208
-------------------------------------------------------------------------------------------------------
Pxre Group Ltd. 2                                                             9,500            127,870
-------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                            3,500            156,450
-------------------------------------------------------------------------------------------------------
Republic Cos. Group, Inc.                                                   270,500          3,424,530
-------------------------------------------------------------------------------------------------------
RLI Corp. 2                                                                 156,600          7,244,316
-------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                                               82,200          2,925,498
-------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                           188,700          9,227,430
-------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                               73,100          6,155,020
-------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                   98,800          3,126,032
-------------------------------------------------------------------------------------------------------
Stewart Information Services Corp.                                          127,900          6,548,480
-------------------------------------------------------------------------------------------------------


13                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Triad Guaranty, Inc. 1                                                        2,700     $      105,894
-------------------------------------------------------------------------------------------------------
UICI                                                                        126,500          4,554,000
-------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                       11,057            202,896
-------------------------------------------------------------------------------------------------------
United Fire & Casualty Co. 2                                                134,700          6,076,317
-------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                80,500          3,820,530
-------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1,2                                      356,600          8,109,084
-------------------------------------------------------------------------------------------------------
Vesta Insurance Group, Inc. 1                                                 9,500             19,285
-------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                             130,400          8,174,776
                                                                                        ---------------
                                                                                           197,309,190
-------------------------------------------------------------------------------------------------------
REAL ESTATE--2.2%
Acadia Realty Trust                                                          14,100            253,659
-------------------------------------------------------------------------------------------------------
Agree Realty Corp. 2                                                         56,600          1,598,950
-------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                        13,000          1,074,970
-------------------------------------------------------------------------------------------------------
Amli Residential Properties Trust 2                                           9,200            295,044
-------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                           29,800          1,226,866
-------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp.                                              23,200            227,360
-------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                      55,900          1,737,931
-------------------------------------------------------------------------------------------------------
Camden Property Trust                                                         8,600            479,450
-------------------------------------------------------------------------------------------------------
Capital Automotive REIT                                                      18,800            727,748
-------------------------------------------------------------------------------------------------------
Capital Trust, Cl. A                                                            100              3,216
-------------------------------------------------------------------------------------------------------
Capstead Mortgage Corp. 2                                                    14,100             97,431
-------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                     23,300            837,635
-------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Cl. A 1                                        80,700          3,970,440
-------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                            31,600          1,295,284
-------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                  18,325            815,096
-------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                                                 22,000          1,496,000
-------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                            37,100          1,296,645
-------------------------------------------------------------------------------------------------------
Correctional Properties Trust 2                                              14,900            438,209
-------------------------------------------------------------------------------------------------------
Entertainment Properties Trust 2                                              6,400            285,632
-------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                                           113,100          1,526,850
-------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                              15,700            956,601
-------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                        32,600          1,305,630
-------------------------------------------------------------------------------------------------------
Forest City Enterprises, Inc., Cl. A                                         39,000          1,485,900
-------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A 2                              46,300            471,797
-------------------------------------------------------------------------------------------------------
Getty Realty Corp. 2                                                         23,800            684,964
-------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                                                9,400            180,480
-------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                      24,900            609,303
-------------------------------------------------------------------------------------------------------
Health Care REIT, Inc. 2                                                     37,600          1,394,584
-------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                                              37,300          1,497,222
-------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust 2                                         25,000            875,000
-------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                   28,200            832,182
-------------------------------------------------------------------------------------------------------
HRPT Properties Trust 2                                                      50,700            629,187
-------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                    191,700          8,829,702
-------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                          26,100          1,462,383
-------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust 2                                       69,900          1,646,145
-------------------------------------------------------------------------------------------------------
LTC Properties, Inc. 2                                                       12,200            258,640
-------------------------------------------------------------------------------------------------------


14                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Macerich Co. (The)                                                            6,400     $      415,616
-------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                       18,800            844,872
-------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                     16,900            507,845
-------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                      28,100          1,306,931
-------------------------------------------------------------------------------------------------------
Mills Corp.                                                                  23,500          1,294,380
-------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc. 2                                         47,100          1,097,430
-------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                                             14,100            196,272
-------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                          16,000          1,054,400
-------------------------------------------------------------------------------------------------------
Parkway Properties, Inc.                                                      5,500            258,060
-------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust                                    36,300          1,531,134
-------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                     6,800            276,080
-------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                       6,600            302,280
-------------------------------------------------------------------------------------------------------
RAIT Investment Trust 2                                                       7,400            210,900
-------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                                          26,500            773,535
-------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                                        18,500            442,335
-------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                         9,400            456,934
-------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                         9,700            557,265
-------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust 2                                            40,000            760,000
-------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                    1,702            126,152
-------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                        14,100            961,338
-------------------------------------------------------------------------------------------------------
Spirit Finance Corp.                                                        154,000          1,732,500
-------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                   16,466            308,738
-------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                                        67,800          1,885,518
-------------------------------------------------------------------------------------------------------
Town & Country Trust 2                                                       11,300            327,926
-------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1                                                         177,600          4,383,168
-------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                      18,900            435,834
-------------------------------------------------------------------------------------------------------
United Capital Corp. 1,2                                                      3,500             82,110
-------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                           27,800            658,860
-------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                 23,500            756,700
-------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                         16,800            452,256
-------------------------------------------------------------------------------------------------------
Weingarten Realty Investors                                                  22,100            836,485
                                                                                        ---------------
                                                                                            68,037,990
-------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Accredited Home Lenders Holding Co. 1,2                                      37,700          1,325,532
-------------------------------------------------------------------------------------------------------
Bank Mutual Corp. 2                                                         191,994          2,058,176
-------------------------------------------------------------------------------------------------------
Clifton Savings Bancorp, Inc. 2                                               2,900             29,870
-------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc. 2                                            9,400            159,800
-------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                      82,900          1,809,707
-------------------------------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                                         20,900            325,413
-------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                        86,500          3,448,755
-------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                           92,700          4,922,370
                                                                                        ---------------
                                                                                            14,079,623
HEALTH CARE--11.8%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Aastrom Biosciences, Inc. 1,2                                                36,800             86,480
-------------------------------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. 1,2                                             34,190            388,740
-------------------------------------------------------------------------------------------------------


15                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
Albany Molecular Research, Inc. 1,2                                         121,100     $    1,474,998
-------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. 1,2                                            45,700          1,264,976
-------------------------------------------------------------------------------------------------------
Alkermes, Inc. 1,2                                                           59,400            997,920
-------------------------------------------------------------------------------------------------------
Anadys Pharmaceuticals, Inc. 1                                               22,700            242,209
-------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                      225,500          5,240,620
-------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. 1,2                                             126,900          1,256,310
-------------------------------------------------------------------------------------------------------
ArQule, Inc. 1,2                                                             97,700            764,991
-------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1,2                                                   179,700          1,290,246
-------------------------------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1,2                                            96,100            838,953
-------------------------------------------------------------------------------------------------------
Cotherix, Inc. 1,2                                                           32,100            447,795
-------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1,2                                             13,700            295,098
-------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc. 1,2                                                    61,200          1,637,100
-------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1,2                                              22,900            311,211
-------------------------------------------------------------------------------------------------------
ID Biomedical Corp. 1                                                        87,200          2,620,360
-------------------------------------------------------------------------------------------------------
Idenix Pharmaceuticals, Inc. 1,2                                             41,300          1,036,630
-------------------------------------------------------------------------------------------------------
ImmunoGen, Inc. 1,2                                                          25,700            188,638
-------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1,2                                                         48,100          3,618,563
-------------------------------------------------------------------------------------------------------
Medarex, Inc. 1,2                                                            46,000            437,920
-------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                                    88,800          1,941,168
-------------------------------------------------------------------------------------------------------
NeoPharm, Inc. 1,2                                                           31,900            395,560
-------------------------------------------------------------------------------------------------------
Northfield Laboratories, Inc. 1                                              17,400            224,460
-------------------------------------------------------------------------------------------------------
Orchid Cellmark, Inc. 1,2                                                    42,300            359,550
-------------------------------------------------------------------------------------------------------
Progenics Pharmaceuticals, Inc. 1,2                                          11,000            260,810
-------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc. 1                                                  13,700            383,600
-------------------------------------------------------------------------------------------------------
Senomyx, Inc. 1,2                                                            38,600            657,358
-------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                               98,800          5,629,624
-------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1,2                                           210,100          1,039,995
-------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1,2                                               109,700          7,657,060
-------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc. 1,2                                             79,700          1,781,295
-------------------------------------------------------------------------------------------------------
ViroPharma, Inc. 1,2                                                         93,300          1,940,640
                                                                                        ---------------
                                                                                            46,710,878
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.7%
Adeza Biomedical Corp. 1                                                      2,400             41,784
-------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc. 1,2                                   75,800          3,597,468
-------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. 1                                   218,100          4,394,715
-------------------------------------------------------------------------------------------------------
Analogic Corp. 2                                                             25,100          1,265,291
-------------------------------------------------------------------------------------------------------
Anika Therapeutics, Inc. 1                                                   58,700            693,834
-------------------------------------------------------------------------------------------------------
Arrow International, Inc.                                                    24,000            676,800
-------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1,2                                            143,300          4,245,979
-------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                          51,700          4,171,156
-------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                                          27,200          1,495,728
-------------------------------------------------------------------------------------------------------
ConMed Corp. 1,2                                                            120,400          3,356,752
-------------------------------------------------------------------------------------------------------
Cutera, Inc. 1,2                                                            114,500          2,970,130
-------------------------------------------------------------------------------------------------------


16                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Dade Behring Holdings, Inc.                                                  81,900     $    3,002,454
-------------------------------------------------------------------------------------------------------
Diagnostic Products Corp.                                                    29,600          1,560,808
-------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1,2                                                    122,400          3,542,256
-------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                 76,000          3,375,160
-------------------------------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                                          9,100            249,704
-------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                                       156,900          7,457,457
-------------------------------------------------------------------------------------------------------
HealthTronics, Inc. 1                                                        11,800            117,528
-------------------------------------------------------------------------------------------------------
Hologic, Inc. 1,2                                                           149,188          8,615,607
-------------------------------------------------------------------------------------------------------
Inamed Corp. 1                                                               12,450            942,216
-------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1,2                                                127,000          9,307,830
-------------------------------------------------------------------------------------------------------
Kensey Nash Corp. 1,2                                                         5,286            162,069
-------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1,2                                                             50,400          2,214,576
-------------------------------------------------------------------------------------------------------
LifeCell Corp. 1,2                                                           83,400          1,803,942
-------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc. 1,2                                                   45,900          1,534,437
-------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A 2                                        38,100          1,439,799
-------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                                            13,000            223,080
-------------------------------------------------------------------------------------------------------
Mentor Corp. 2                                                              143,000          7,866,430
-------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                                 202,350          4,188,645
-------------------------------------------------------------------------------------------------------
NuVasive, Inc. 1,2                                                           27,600            517,224
-------------------------------------------------------------------------------------------------------
OraSure Technologies, Inc. 1,2                                              236,500          2,230,195
-------------------------------------------------------------------------------------------------------
Respironics, Inc. 1                                                          32,700          1,379,286
-------------------------------------------------------------------------------------------------------
Somanetics Corp. 1,2                                                         45,700          1,142,500
-------------------------------------------------------------------------------------------------------
SonoSite, Inc. 1,2                                                           46,000          1,365,280
-------------------------------------------------------------------------------------------------------
SurModics, Inc. 1,2                                                          29,700          1,149,093
-------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                                           123,100          5,118,498
-------------------------------------------------------------------------------------------------------
Syneron Medical Ltd. 1,2                                                     13,800            504,252
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                      41,800          1,291,620
-------------------------------------------------------------------------------------------------------
Thoratec Corp. 1,2                                                          234,300          4,161,168
-------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                              104,600          3,589,872
-------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1,2                                           106,500          4,054,455
-------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                                                   103,300          2,581,467
-------------------------------------------------------------------------------------------------------
Vital Signs, Inc.                                                            21,700          1,000,153
-------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc. 2                                         35,900          1,065,153
                                                                                        ---------------
                                                                                           115,663,851
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.6%
Allscripts Healthcare Solutions, Inc. 1,2                                   238,300          4,294,166
-------------------------------------------------------------------------------------------------------
Amedisys, Inc. 1,2                                                           13,700            534,300
-------------------------------------------------------------------------------------------------------
American Healthways, Inc. 1,2                                               200,200          8,488,480
-------------------------------------------------------------------------------------------------------
American Retirement Corp. 1,2                                               133,400          2,511,922
-------------------------------------------------------------------------------------------------------
AMICAS, Inc. 1                                                               53,200            287,280
-------------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1,2                                            66,800          1,033,396
-------------------------------------------------------------------------------------------------------
AmSurg Corp. 1,2                                                             97,500          2,667,600
-------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                              186,200          5,941,642
-------------------------------------------------------------------------------------------------------


17                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Beverly Enterprises, Inc. 1,2                                               516,500     $    6,327,125
-------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                                           36,774            635,822
-------------------------------------------------------------------------------------------------------
Cantel Medical Corp. 1,2                                                     10,100            212,504
-------------------------------------------------------------------------------------------------------
Cerner Corp. 1,2                                                             37,400          3,251,182
-------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                140,900          6,106,606
-------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1,2                                           82,700          3,209,587
-------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc. 2                                          80,900          2,794,286
-------------------------------------------------------------------------------------------------------
CorVel Corp. 1                                                                2,450             58,702
-------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                                          127,300          2,362,688
-------------------------------------------------------------------------------------------------------
Dendrite International, Inc. 1                                               27,400            550,466
-------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                174,928          7,053,097
-------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1,2                                           122,600          2,221,512
-------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                           99,400          4,703,608
-------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                               67,400          3,227,112
-------------------------------------------------------------------------------------------------------
IDX Systems Corp. 1,2                                                        41,100          1,774,698
-------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                                                242,700          7,232,460
-------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                          153,186          5,686,264
-------------------------------------------------------------------------------------------------------
LHC Group, Inc. 1                                                            84,400          1,303,980
-------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                     92,100          3,780,705
-------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                              8,200            288,230
-------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                             31,500          1,209,915
-------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 2                                                    92,649          3,497,500
-------------------------------------------------------------------------------------------------------
MedCath Corp. 1,2                                                            91,200          2,166,000
-------------------------------------------------------------------------------------------------------
Merge Technologies, Inc. 1                                                   19,300            329,837
-------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. 1                                                23,700            472,815
-------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                  15,000            525,000
-------------------------------------------------------------------------------------------------------
National Medical Health Card Systems, Inc. 1                                  9,700            268,108
-------------------------------------------------------------------------------------------------------
NovaMed Eyecare, Inc. 1                                                      27,500            188,114
-------------------------------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                                                 59,100          1,002,927
-------------------------------------------------------------------------------------------------------
Option Care, Inc. 2                                                         189,850          2,779,404
-------------------------------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                                       187,400          5,500,190
-------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                            48,300          3,853,374
-------------------------------------------------------------------------------------------------------
Parexel International Corp. 1,2                                              72,600          1,458,534
-------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                             133,400         10,247,788
-------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                                               160,100          3,307,666
-------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                                                  58,300            777,722
-------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                18,200            986,986
-------------------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                                      70,000          1,436,400
-------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1                                                             84,300          1,297,377
-------------------------------------------------------------------------------------------------------
Rural/Metro Corp. 1                                                          91,201            807,129
-------------------------------------------------------------------------------------------------------
Service Corp. International                                                 495,600          4,108,524
-------------------------------------------------------------------------------------------------------
SFBC International, Inc. 1                                                    9,100            403,949
-------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                                             73,000          5,027,510
-------------------------------------------------------------------------------------------------------


18                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Stewart Enterprises, Inc. 2                                                 504,300     $    3,343,509
-------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                             140,000          9,343,600
-------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                      49,900          2,258,973
-------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                                      228,100          3,220,772
-------------------------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc. 1,2                                              32,700            593,832
-------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1,2                            285,000         11,146,350
-------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                        7,200            342,936
-------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                          196,400          5,012,128
-------------------------------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                                        11,000            288,310
-------------------------------------------------------------------------------------------------------
WebMD Health Corp., Cl. A 1                                                  13,700            337,691
-------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                           23,200          1,760,880
                                                                                        ---------------
                                                                                           177,841,170
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
Adams Respiratory Therapeutics, Inc. 1                                       14,600            471,434
-------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                       221,500          5,508,705
-------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                                 84,900          4,662,708
-------------------------------------------------------------------------------------------------------
Caraco Pharmaceutical Laboratories Ltd. 1                                     7,600             66,044
-------------------------------------------------------------------------------------------------------
CNS, Inc. 2                                                                 113,500          2,958,945
-------------------------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1,2                                                 21,300            361,674
-------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc. 1                                            142,800          1,682,184
-------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                                     130,000          3,467,100
-------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1,2                                       70,600          1,402,822
-------------------------------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1                                                91,700          2,758,336
-------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc. 1                                             24,700            389,272
-------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1                                                  24,400          1,633,092
-------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                       210,200          6,844,112
-------------------------------------------------------------------------------------------------------
NitroMed, Inc. 1,2                                                           18,400            331,200
                                                                                        ---------------
                                                                                            32,537,628
INDUSTRIALS--17.4%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
AAR Corp. 1                                                                  87,300          1,499,814
-------------------------------------------------------------------------------------------------------
Argon ST, Inc. 1,2                                                           13,700            401,958
-------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                                     19,100            821,491
-------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                      7,900             73,470
-------------------------------------------------------------------------------------------------------
Aviall, Inc. 1                                                              109,100          3,685,398
-------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                       83,200          4,106,752
-------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1,2                                                 159,200          7,971,144
-------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                              107,700          4,775,418
-------------------------------------------------------------------------------------------------------
HEICO Corp., Cl. A                                                              750             13,350
-------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1,2                                    134,174          2,083,722
-------------------------------------------------------------------------------------------------------
K&F Industries Holdings, Inc. 1                                              50,900            851,557
-------------------------------------------------------------------------------------------------------
Kaman Corp., Cl. A                                                           25,700            525,565
-------------------------------------------------------------------------------------------------------
Moog, Inc., Cl. A 1                                                          42,600          1,257,552
-------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                    35,400          1,879,740
-------------------------------------------------------------------------------------------------------


19                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
Teledyne Technologies, Inc. 1                                               229,900     $    7,924,653
-------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1,2                                                      46,600          1,732,122
                                                                                        ---------------
                                                                                            39,603,706
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
ABX Air, Inc. 1                                                             117,700            965,140
-------------------------------------------------------------------------------------------------------
Dynamex, Inc. 1,2                                                            28,000            437,920
-------------------------------------------------------------------------------------------------------
Forward Air Corp. 2                                                          71,250          2,624,850
-------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                      8,100            297,351
                                                                                        ---------------
                                                                                             4,325,261
-------------------------------------------------------------------------------------------------------
AIRLINES--0.6%
Alaska Air Group, Inc. 1,2                                                  250,000          7,265,000
-------------------------------------------------------------------------------------------------------
AMR Corp. 1,2                                                               128,400          1,435,512
-------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                        90,500            874,230
-------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1,2                                               145,600          1,306,032
-------------------------------------------------------------------------------------------------------
Frontier Airlines, Inc. 1,2                                                  80,300            785,334
-------------------------------------------------------------------------------------------------------
Hawaiian Holdings, Inc. 1                                                    35,700            104,958
-------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc. 1,2                                                    391,500          3,229,875
-------------------------------------------------------------------------------------------------------
SkyWest, Inc. 2                                                             152,300          4,084,686
-------------------------------------------------------------------------------------------------------
World Air Holdings, Inc. 1,2                                                108,300          1,147,980
                                                                                        ---------------
                                                                                            20,233,607
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
Apogee Enterprises, Inc.                                                     95,600          1,634,760
-------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                                              365,600          8,163,848
-------------------------------------------------------------------------------------------------------
Crane Co.                                                                    77,700          2,310,798
-------------------------------------------------------------------------------------------------------
Lennox International, Inc. 2                                                325,100          8,910,991
-------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                           106,700          6,116,044
-------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                               126,300          8,679,336
-------------------------------------------------------------------------------------------------------
Watsco, Inc. 2                                                               62,900          3,340,619
                                                                                        ---------------
                                                                                            39,156,396
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.2%
ABM Industries, Inc. 2                                                       45,900            955,179
-------------------------------------------------------------------------------------------------------
Acco Brands Corp. 1                                                          17,200            485,384
-------------------------------------------------------------------------------------------------------
Adesa, Inc.                                                                  60,000          1,326,000
-------------------------------------------------------------------------------------------------------
Administaff, Inc. 2                                                         192,200          7,638,028
-------------------------------------------------------------------------------------------------------
Advisory Board Co. (The) 1,2                                                 61,100          3,179,644
-------------------------------------------------------------------------------------------------------
American Reprographics Co. 1                                                 16,200            277,020
-------------------------------------------------------------------------------------------------------
Banta Corp.                                                                 176,800          8,997,352
-------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A 2                                                        128,700          3,981,978
-------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                                    173,800          6,673,920
-------------------------------------------------------------------------------------------------------
Brink's Co. (The)                                                             9,700            398,282
-------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                                     127,800          4,338,810
-------------------------------------------------------------------------------------------------------
CompX International, Inc. 2                                                   6,500            106,600
-------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                62,700          2,699,235
-------------------------------------------------------------------------------------------------------


20                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Copart, Inc. 1                                                               11,500     $      274,505
-------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                46,900          3,657,262
-------------------------------------------------------------------------------------------------------
CPI Corp. 2                                                                   6,400            112,576
-------------------------------------------------------------------------------------------------------
DiamondCluster International, Inc. 1                                         50,600            383,548
-------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                     45,900          3,023,433
-------------------------------------------------------------------------------------------------------
Duratek, Inc. 1,2                                                            18,300            334,524
-------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                87,800          3,067,732
-------------------------------------------------------------------------------------------------------
Exponent, Inc. 1,2                                                           55,800          1,751,562
-------------------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                                    13,100            516,009
-------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                      24,000            636,000
-------------------------------------------------------------------------------------------------------
Global Cash Access, Inc. 1,2                                                114,700          1,617,270
-------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                       201,300          8,937,720
-------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                                           154,675          2,977,494
-------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1,2                                 77,458          2,508,090
-------------------------------------------------------------------------------------------------------
HNI Corp.                                                                    68,800          4,143,136
-------------------------------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1,2                                              44,500          1,111,165
-------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                 105,400          1,051,892
-------------------------------------------------------------------------------------------------------
Imagistics International, Inc. 1                                             16,700            698,895
-------------------------------------------------------------------------------------------------------
Integrated Alarm Services Group, Inc. 1,2                                   113,400            425,250
-------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                            291,900          6,979,329
-------------------------------------------------------------------------------------------------------
Kforce, Inc. 1                                                               14,500            149,350
-------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                 139,100          2,552,485
-------------------------------------------------------------------------------------------------------
Korn-Ferry International 1,2                                                233,500          3,827,065
-------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                                       356,400          9,141,660
-------------------------------------------------------------------------------------------------------
McGrath RentCorp 2                                                           75,648          2,143,108
-------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                       119,600          3,623,880
-------------------------------------------------------------------------------------------------------
Mobile Mini, Inc. 1,2                                                        29,300          1,270,155
-------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                 358,000          9,830,680
-------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1,2                                     122,500          5,289,550
-------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 2                                              68,500          2,650,950
-------------------------------------------------------------------------------------------------------
PRG-Schultz International, Inc. 1,2                                          27,300             82,173
-------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                      97,100          3,426,659
-------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1,2                                              195,500          5,792,665
-------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                              21,500            765,185
-------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                               169,150          3,301,808
-------------------------------------------------------------------------------------------------------
ServiceMaster Co. (The)                                                     190,900          2,584,786
-------------------------------------------------------------------------------------------------------
SITEL Corp. 1                                                                21,700             60,760
-------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1,2                                         170,600          2,852,432
-------------------------------------------------------------------------------------------------------
Sourcecorp, Inc. 1                                                            4,800            102,912
-------------------------------------------------------------------------------------------------------
Spherion Corp. 1,2                                                          208,600          1,585,360
-------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A 2                                                    100,500          1,453,230
-------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1,2                                                 272,700          2,732,454
-------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                    83,400          3,991,524
-------------------------------------------------------------------------------------------------------
Vertrue, Inc. 1,2                                                            22,600            821,510
-------------------------------------------------------------------------------------------------------


21                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Viad Corp. 2                                                                115,300     $    3,153,455
-------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                                            30,000            609,600
-------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                    71,000          2,490,680
-------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc. 2                                                  1,100             14,630
-------------------------------------------------------------------------------------------------------
West Corp. 1,2                                                               21,000            785,190
                                                                                        ---------------
                                                                                           162,350,720
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.6%
Comfort Systems USA, Inc. 1,2                                                97,500            858,975
-------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                         130,500          7,738,650
-------------------------------------------------------------------------------------------------------
Granite Construction, Inc. 2                                                106,000          4,053,440
-------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                                      4,500             77,805
-------------------------------------------------------------------------------------------------------
MasTec, Inc. 1,2                                                            100,400          1,094,360
-------------------------------------------------------------------------------------------------------
McDermott International, Inc. 1,2                                           123,400          4,517,674
-------------------------------------------------------------------------------------------------------
Perini Corp. 1,2                                                            106,400          1,936,480
-------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                                                   271,700          3,466,892
-------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1                                                     18,200            448,812
-------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                 219,400          8,861,566
-------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 1,2                                    182,700          9,845,703
-------------------------------------------------------------------------------------------------------
Williams Scotsman International, Inc. 1,2                                   411,100          6,577,600
                                                                                        ---------------
                                                                                            49,477,957
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Acuity Brands, Inc. 2                                                        79,200          2,349,864
-------------------------------------------------------------------------------------------------------
American Power Conversion Corp.                                             144,300          3,737,370
-------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                                    800             34,376
-------------------------------------------------------------------------------------------------------
General Cable Corp. 1,2                                                     161,300          2,709,840
-------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                                 102,400          4,923,392
-------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                 1,026             18,201
-------------------------------------------------------------------------------------------------------
LaBarge, Inc. 1,2                                                            50,600            653,752
-------------------------------------------------------------------------------------------------------
LSI Industries, Inc.                                                         64,100          1,217,900
-------------------------------------------------------------------------------------------------------
Preformed Line Products Co. 2                                                 6,536            308,499
-------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp.                                                           66,300          1,889,550
-------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                      123,200          4,239,312
-------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                56,800            860,520
-------------------------------------------------------------------------------------------------------
Woodward Governor Co. 2                                                      45,367          3,858,463
                                                                                        ---------------
                                                                                            26,801,039
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Alleghany Corp.                                                               6,600          2,019,600
-------------------------------------------------------------------------------------------------------
Raven Industries, Inc. 2                                                     58,400          1,708,200
-------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                4,500            317,250
-------------------------------------------------------------------------------------------------------
Tredegar Corp. 2                                                             14,300            186,043
                                                                                        ---------------
                                                                                             4,231,093
-------------------------------------------------------------------------------------------------------
MACHINERY--3.6%
Albany International Corp., Cl. A                                           243,700          8,985,219
-------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                                        7,200            111,600
-------------------------------------------------------------------------------------------------------


22                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Astec Industries, Inc. 1                                                    102,900     $    2,921,331
-------------------------------------------------------------------------------------------------------
Barnes Group, Inc. 2                                                        112,000          4,016,320
-------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A 2                                         89,506          4,397,430
-------------------------------------------------------------------------------------------------------
Cascade Corp. 2                                                              64,900          3,160,630
-------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                133,800          4,159,842
-------------------------------------------------------------------------------------------------------
CIRCOR International, Inc.                                                   33,100            908,595
-------------------------------------------------------------------------------------------------------
Clarcor, Inc. 2                                                              31,800            913,296
-------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                54,400          4,786,656
-------------------------------------------------------------------------------------------------------
EnPro Industries, Inc. 1                                                     19,500            656,955
-------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                           261,700          9,512,795
-------------------------------------------------------------------------------------------------------
Freightcar America, Inc.                                                     63,900          2,605,842
-------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                 66,900          4,386,633
-------------------------------------------------------------------------------------------------------
Hexcel Corp. 1,2                                                             85,500          1,563,795
-------------------------------------------------------------------------------------------------------
Idex Corp. 2                                                                 32,000          1,361,600
-------------------------------------------------------------------------------------------------------
JLG Industries, Inc. 2                                                      255,000          9,330,450
-------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                             91,450          4,614,567
-------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                                     25,402          1,841,645
-------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                     95,800          2,660,366
-------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                42,600          4,875,570
-------------------------------------------------------------------------------------------------------
Omega Flex, Inc. 1                                                            4,900             78,351
-------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                          28,400          1,225,744
-------------------------------------------------------------------------------------------------------
Pall Corp.                                                                  126,100          3,467,750
-------------------------------------------------------------------------------------------------------
RBC Bearings, Inc. 1                                                         74,700          1,191,465
-------------------------------------------------------------------------------------------------------
SPX Corp.                                                                    39,200          1,801,240
-------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                          264,000          6,296,400
-------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                       66,000          1,603,800
-------------------------------------------------------------------------------------------------------
Tennant Co.                                                                   6,000            245,880
-------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                89,000          4,399,270
-------------------------------------------------------------------------------------------------------
Timken Co.                                                                   73,500          2,177,805
-------------------------------------------------------------------------------------------------------
Titan International, Inc. 2                                                  84,000          1,153,320
-------------------------------------------------------------------------------------------------------
Toro Co. (The) 2                                                            194,100          7,135,116
-------------------------------------------------------------------------------------------------------
Wabtec Corp. 2                                                              206,900          5,644,232
                                                                                        ---------------
                                                                                           114,191,510
-------------------------------------------------------------------------------------------------------
MARINE--0.4%
Alexander & Baldwin, Inc.                                                    93,300          4,967,292
-------------------------------------------------------------------------------------------------------
Frozen Food Express Industries, Inc. 1,2                                        500              5,245
-------------------------------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A 1                                                293,100          3,174,273
-------------------------------------------------------------------------------------------------------
Kirby Corp. 1                                                                63,400          3,133,862
                                                                                        ---------------
                                                                                            11,280,672
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.2%
Amerco, Inc. 2                                                               37,200          2,164,668
-------------------------------------------------------------------------------------------------------
Arkansas Best Corp. 2                                                        50,800          1,771,396
-------------------------------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                                                24,500          1,570,940
-------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                     95,000          4,987,500
-------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2                                    63,200          2,127,944
-------------------------------------------------------------------------------------------------------


23                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
Florida East Coast Industries, Inc., Cl. A                                   25,800     $    1,168,482
-------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1,2                                           77,000          2,440,900
-------------------------------------------------------------------------------------------------------
Heartland Express, Inc. 2                                                    63,250          1,286,505
-------------------------------------------------------------------------------------------------------
Kansas City Southern 1,2                                                      7,900            184,149
-------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                 202,600          4,896,842
-------------------------------------------------------------------------------------------------------
Mullen Group Income Fund                                                     90,600          2,091,788
-------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                   168,200          4,433,752
-------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                   58,899            925,303
-------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                            276,600          4,895,820
-------------------------------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1                                         44,354            824,097
-------------------------------------------------------------------------------------------------------
USA Truck, Inc. 1,2                                                          23,900            604,670
-------------------------------------------------------------------------------------------------------
Yellow Roadway Corp. 1,2                                                     13,466            557,762
                                                                                        ---------------
                                                                                            36,932,518
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Applied Industrial Technologies, Inc.                                       257,900          9,253,452
-------------------------------------------------------------------------------------------------------
Fastenal Co. 2                                                               24,000          1,466,160
-------------------------------------------------------------------------------------------------------
GATX Corp.                                                                  280,500         11,093,775
-------------------------------------------------------------------------------------------------------
Lawson Products, Inc.                                                         3,200            117,504
-------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                       43,600          1,446,212
-------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                           146,000          2,642,600
-------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1,2                                                    163,100          3,214,701
-------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                 240,300          8,138,961
                                                                                        ---------------
                                                                                            37,373,365
-------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Interpool, Inc. 2                                                            16,700            304,775
-------------------------------------------------------------------------------------------------------
Macquarie Infrastructure Co. Trust 2                                         13,100            369,420
                                                                                        ---------------
                                                                                               674,195
INFORMATION TECHNOLOGY--16.8%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.9%
ADC Telecommunications, Inc. 1                                               18,300            418,338
-------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                182,000          5,733,000
-------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1,2                                                   12,800            180,480
-------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1                                                         109,900          1,303,414
-------------------------------------------------------------------------------------------------------
Avocent Corp. 1                                                              87,700          2,774,828
-------------------------------------------------------------------------------------------------------
Black Box Corp.                                                              81,500          3,419,740
-------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                      665,400          2,714,832
-------------------------------------------------------------------------------------------------------
CommScope, Inc. 1,2                                                         234,000          4,057,560
-------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1,2                                        172,350          7,147,355
-------------------------------------------------------------------------------------------------------
Digi International, Inc. 1                                                  184,709          1,981,928
-------------------------------------------------------------------------------------------------------
Echelon Corp. 1                                                              39,400            362,874
-------------------------------------------------------------------------------------------------------
Emulex Corp. 1,2                                                            397,200          8,027,412
-------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                                    119,200            530,440
-------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1,2                                                  100,000          1,270,000
-------------------------------------------------------------------------------------------------------
Harris Corp.                                                                 75,800          3,168,440
-------------------------------------------------------------------------------------------------------


24                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Netgear, Inc. 1,2                                                           256,200     $    6,164,172
-------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                            97,300          1,221,115
-------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                             95,900            685,685
-------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1,2                                          100,700          3,034,091
-------------------------------------------------------------------------------------------------------
SpectraLink Corp. 2                                                          80,100          1,021,275
-------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                                       380,800          2,947,392
                                                                                        ---------------
                                                                                            58,164,371
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Electronics for Imaging, Inc. 1,2                                           264,000          6,056,160
-------------------------------------------------------------------------------------------------------
Imation Corp.                                                               234,300         10,044,441
-------------------------------------------------------------------------------------------------------
Intergraph Corp. 1,2                                                        225,700         10,091,047
-------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                                         96,800          2,896,256
-------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                  35,200          1,123,232
-------------------------------------------------------------------------------------------------------
Palm, Inc. 1                                                                243,900          6,909,687
-------------------------------------------------------------------------------------------------------
Rimage Corp. 1,2                                                              4,400            117,348
-------------------------------------------------------------------------------------------------------
SimpleTech, Inc. 1,2                                                         47,100            233,145
-------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                                          11,500            341,550
-------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                     515,200          6,661,536
                                                                                        ---------------
                                                                                            44,474,402
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Agilysys, Inc.                                                              140,700          2,369,388
-------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                                       114,800          4,631,032
-------------------------------------------------------------------------------------------------------
Anixter International, Inc. 1                                               127,400          5,138,042
-------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                89,700          2,193,165
-------------------------------------------------------------------------------------------------------
BEI Technologies, Inc.                                                        3,000            104,970
-------------------------------------------------------------------------------------------------------
Belden CDT, Inc. 2                                                           94,000          1,826,420
-------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc. 1,2                                                165,900          1,663,977
-------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1,2                                                       225,850          4,322,769
-------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1,2                                                 47,400          1,124,328
-------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                            206,900          6,058,032
-------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                                     168,900          3,776,604
-------------------------------------------------------------------------------------------------------
Fargo Electronics, Inc. 1                                                    51,500            899,705
-------------------------------------------------------------------------------------------------------
Hypercom Corp. 1                                                             20,400            133,008
-------------------------------------------------------------------------------------------------------
Itron, Inc. 1                                                                40,700          1,858,362
-------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc. 2                                                 77,600          1,132,960
-------------------------------------------------------------------------------------------------------
Komag, Inc. 1,2                                                              59,400          1,898,424
-------------------------------------------------------------------------------------------------------
LoJack Corp. 1                                                                3,900             82,446
-------------------------------------------------------------------------------------------------------
MTS Systems Corp. 2                                                         138,900          5,246,253
-------------------------------------------------------------------------------------------------------
PAR Technology Corp. 1,2                                                     22,300            512,900
-------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                                  124,500          3,317,925
-------------------------------------------------------------------------------------------------------
Paxar Corp. 1                                                               106,300          1,791,155
-------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1                                                        51,400            279,616
-------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                               82,200          1,404,798
-------------------------------------------------------------------------------------------------------


25                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
RadiSys Corp. 1,2                                                            66,000     $    1,280,400
-------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                                           48,000          1,823,520
-------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                            35,500          1,303,205
-------------------------------------------------------------------------------------------------------
Tidel Technologies, Inc. 1                                                    4,830              1,497
-------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                     7,600            256,044
-------------------------------------------------------------------------------------------------------
UNOVA, Inc. 1,2                                                             242,000          8,465,160
-------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                 35,400            542,328
                                                                                        ---------------
                                                                                            65,438,433
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.0%
AsiaInfo Holdings, Inc. 1,2                                                 202,400            981,640
-------------------------------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                                         32,100            802,821
-------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc. 1,2                                                  37,600          1,634,848
-------------------------------------------------------------------------------------------------------
Corillian Corp. 1                                                            52,680            168,576
-------------------------------------------------------------------------------------------------------
Covansys Corp. 1                                                             47,000            750,120
-------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                         175,191          1,152,757
-------------------------------------------------------------------------------------------------------
Digital Insight Corp. 1                                                     285,700          7,445,342
-------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                           780,600          8,352,420
-------------------------------------------------------------------------------------------------------
eCollege.com, Inc. 1                                                         12,400            184,264
-------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                                           8,800            210,056
-------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                                         373,200          8,960,532
-------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1,2                                                          8,800             71,896
-------------------------------------------------------------------------------------------------------
iPass, Inc. 1                                                                13,700             73,706
-------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                                           18,300            739,686
-------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                               67,600          4,751,604
-------------------------------------------------------------------------------------------------------
Online Resources & Communications Corp. 1,2                                 121,000          1,280,180
-------------------------------------------------------------------------------------------------------
Selectica, Inc. 1,2                                                          21,700             69,657
-------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                                         497,400          3,158,490
-------------------------------------------------------------------------------------------------------
United Online, Inc.                                                         492,850          6,825,973
-------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1,2                                                        306,480          5,237,743
-------------------------------------------------------------------------------------------------------
Vignette Corp. 1,2                                                          158,400          2,520,144
-------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1,2                                               25,900            634,809
-------------------------------------------------------------------------------------------------------
webMethods, Inc. 1,2                                                         47,200            333,704
-------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                          131,200          6,718,752
                                                                                        ---------------
                                                                                            63,059,720
-------------------------------------------------------------------------------------------------------
IT SERVICES--1.5%
Anteon International Corp. 1                                                 90,100          3,852,676
-------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                            104,600          2,170,450
-------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                            84,800          1,218,576
-------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                           452,000          9,812,920
-------------------------------------------------------------------------------------------------------
eFunds Corp. 1                                                               76,200          1,434,846
-------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                                                 22,300            464,286
-------------------------------------------------------------------------------------------------------
Global Payments, Inc. 2                                                      34,900          2,712,428
-------------------------------------------------------------------------------------------------------
infoUSA, Inc. 2                                                             222,368          2,361,548
-------------------------------------------------------------------------------------------------------


26                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
Integral Systems, Inc.                                                          800     $       16,512
-------------------------------------------------------------------------------------------------------
Intrado, Inc. 1,2                                                            71,900          1,296,357
-------------------------------------------------------------------------------------------------------
Keane, Inc. 1,2                                                              85,300            974,979
-------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 2                                                     364,100          2,526,854
-------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                               123,000          3,248,430
-------------------------------------------------------------------------------------------------------
Maximus, Inc.                                                               112,500          4,021,875
-------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                           172,400          2,034,320
-------------------------------------------------------------------------------------------------------
Pegasus Solutions, Inc. 1,2                                                  35,100            315,198
-------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                                              224,000          3,169,600
-------------------------------------------------------------------------------------------------------
SI International, Inc. 1,2                                                    6,600            204,402
-------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1,2                                           21,300            755,724
-------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                      30,450          1,115,688
-------------------------------------------------------------------------------------------------------
Startek, Inc. 2                                                              14,300            188,760
-------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1,2                                                 131,000          1,558,900
-------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1,2                                 156,200          1,416,734
                                                                                        ---------------
                                                                                            46,872,063
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
ADE Corp. 1,2                                                               138,200          3,106,736
-------------------------------------------------------------------------------------------------------
Advanced Analogic Technologies, Inc. 1                                       31,015            347,058
-------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                                        257,000          2,765,320
-------------------------------------------------------------------------------------------------------
ATMI, Inc. 1,2                                                              222,100          6,885,100
-------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                                367,800          1,919,916
-------------------------------------------------------------------------------------------------------
Cascade Microtech, Inc. 1                                                     9,400            126,524
-------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1,2                                                      134,100          1,017,819
-------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                  139,400          3,296,810
-------------------------------------------------------------------------------------------------------
Cymer, Inc. 1,2                                                             293,100          9,179,892
-------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1,2                                              59,400            893,970
-------------------------------------------------------------------------------------------------------
Diodes, Inc. 1,2                                                             68,504          2,483,955
-------------------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                                            29,791            764,437
-------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                            183,510          2,073,663
-------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                                 119,900          2,308,075
-------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                       14,200            332,422
-------------------------------------------------------------------------------------------------------
Genesis Microchip, Inc. 1,2                                                 119,000          2,612,050
-------------------------------------------------------------------------------------------------------
Helix Technology Corp.                                                       21,700            320,075
-------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                    68,600          1,389,150
-------------------------------------------------------------------------------------------------------
Ikanos Communications, Inc. 1,2                                             126,000          1,548,540
-------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                        186,000          1,997,640
-------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                       171,300          3,730,914
-------------------------------------------------------------------------------------------------------
IXYS Corp. 1,2                                                               33,900            357,984
-------------------------------------------------------------------------------------------------------
Kopin Corp. 1,2                                                             285,800          1,986,310
-------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                         39,300          1,197,471
-------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                           401,200          3,951,820
-------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                           225,900          5,148,261
-------------------------------------------------------------------------------------------------------


27                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Micrel, Inc. 1,2                                                            696,200     $    7,818,326
-------------------------------------------------------------------------------------------------------
Microsemi Corp. 1,2                                                         336,200          8,586,548
-------------------------------------------------------------------------------------------------------
Microtune, Inc. 1,2                                                         178,800          1,113,924
-------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1                                            196,400          1,341,412
-------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                              141,300          4,843,764
-------------------------------------------------------------------------------------------------------
O2Micro International Ltd. 1                                                 28,000            440,720
-------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                           134,500          1,697,390
-------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                                  141,600            732,072
-------------------------------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                                                      98,200          1,630,120
-------------------------------------------------------------------------------------------------------
Photronics, Inc. 1,2                                                        334,900          6,497,060
-------------------------------------------------------------------------------------------------------
PortalPlayer, Inc. 1                                                         94,200          2,583,906
-------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                                                  160,200          1,124,604
-------------------------------------------------------------------------------------------------------
Supertex, Inc. 1                                                             38,300          1,148,617
-------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                 16,600             99,268
-------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1,2                         160,500          6,800,385
                                                                                        ---------------
                                                                                           108,200,028
-------------------------------------------------------------------------------------------------------
SOFTWARE--4.5%
Activision, Inc. 1                                                          181,500          3,711,675
-------------------------------------------------------------------------------------------------------
Ansoft Corp. 1                                                               68,573          1,995,474
-------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                             209,700          8,071,353
-------------------------------------------------------------------------------------------------------
Atari, Inc. 1                                                                 6,100              8,784
-------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                         165,600          1,487,088
-------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                             158,624          2,247,702
-------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                        180,200          3,802,220
-------------------------------------------------------------------------------------------------------
Borland Software Corp. 1                                                    361,900          2,106,258
-------------------------------------------------------------------------------------------------------
Bottomline Technologies, Inc. 1,2                                           132,700          2,002,443
-------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                              238,300          3,850,928
-------------------------------------------------------------------------------------------------------
Captiva Software Corp. 1                                                     62,900          1,129,684
-------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1,2                                            89,600          1,643,264
-------------------------------------------------------------------------------------------------------
CCC Information Services Group, Inc. 1                                       50,000          1,306,500
-------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                           500,100          4,750,950
-------------------------------------------------------------------------------------------------------
Entrust Technologies, Inc. 1,2                                              279,800          1,566,880
-------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1                                                     135,300          1,758,900
-------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc. 1                                                         38,300            835,706
-------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                12,700            165,735
-------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc. 2                                             54,950          1,936,438
-------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                             97,200          4,354,560
-------------------------------------------------------------------------------------------------------
FileNet Corp. 1,2                                                           227,100          6,336,090
-------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                   93,500          4,548,775
-------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                         540,500          6,496,810
-------------------------------------------------------------------------------------------------------
InterVideo, Inc. 1,2                                                         44,800            449,344
-------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                                                   36,000            324,360
-------------------------------------------------------------------------------------------------------
Macromedia, Inc. 1                                                           19,000            772,730
-------------------------------------------------------------------------------------------------------


28                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Macrovision Corp. 1                                                           7,300     $      139,430
-------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                              205,400          6,453,668
-------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                      107,000          4,681,250
-------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1,2                                                      133,000          2,239,720
-------------------------------------------------------------------------------------------------------
MSC.Software Corp. 1                                                         32,200            506,184
-------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1                                              22,900            513,418
-------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                             1,555,400         10,841,138
-------------------------------------------------------------------------------------------------------
Pervasive Software, Inc. 1                                                    2,700             11,340
-------------------------------------------------------------------------------------------------------
Progress Software Corp. 1                                                   293,300          9,318,141
-------------------------------------------------------------------------------------------------------
Quality Systems, Inc. 2                                                      33,200          2,293,788
-------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                        1,800             27,126
-------------------------------------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                                                   191,900          1,980,408
-------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                              100,300          2,749,223
-------------------------------------------------------------------------------------------------------
SERENA Software, Inc. 1,2                                                    36,500            727,445
-------------------------------------------------------------------------------------------------------
SPSS, Inc. 1                                                                 28,500            684,000
-------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                              198,700          4,653,554
-------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                            272,500          5,150,250
-------------------------------------------------------------------------------------------------------
TALX Corp. 2                                                                 47,100          1,544,409
-------------------------------------------------------------------------------------------------------
THQ, Inc. 1,2                                                               110,400          2,353,728
-------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                               332,231          9,252,633
-------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                                     114,900          2,116,458
-------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                                       22,700            929,338
-------------------------------------------------------------------------------------------------------
Verity, Inc. 1                                                               28,700            304,794
-------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                  291,500          3,769,095
-------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1,2                                                    75,400          1,575,106
                                                                                        ---------------
                                                                                           142,476,295
MATERIALS--5.6%
-------------------------------------------------------------------------------------------------------
CHEMICALS--1.6%
Agrium, Inc.                                                                235,700          5,178,329
-------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                24,600          1,358,904
-------------------------------------------------------------------------------------------------------
Chemtura Corp.                                                              386,675          4,802,504
-------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                                      101,500          2,334,500
-------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                         76,400          3,588,508
-------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                              20,100            560,991
-------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                  30,000            549,600
-------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                 123,000          7,038,060
-------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                           215,100          6,685,308
-------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                           39,300            946,344
-------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                         36,500          1,581,545
-------------------------------------------------------------------------------------------------------
MacDermid, Inc.                                                             104,600          2,746,796
-------------------------------------------------------------------------------------------------------
NL Industries, Inc. 2                                                        50,900            956,411
-------------------------------------------------------------------------------------------------------
PolyOne Corp. 1                                                             181,800          1,101,708
-------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 2                                        40,600          3,569,958
-------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.                                                  41,000            776,950
-------------------------------------------------------------------------------------------------------


29                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Stepan Co.                                                                   16,300     $      408,478
-------------------------------------------------------------------------------------------------------
Valhi, Inc. 2                                                                16,000            287,680
-------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                         153,200          3,425,552
-------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                        139,100          1,244,945
-------------------------------------------------------------------------------------------------------
Wellman, Inc.                                                               258,800          1,638,204
                                                                                        ---------------
                                                                                            50,781,275
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
Eagle Materials, Inc. 2                                                      96,200         11,675,794
-------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B 2                                                1,300            150,410
-------------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                                 7,300            467,857
-------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                   9,900            669,339
-------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                              70,100          5,500,046
-------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                       50,900          2,768,960
-------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                         16,500          1,224,465
                                                                                        ---------------
                                                                                            22,456,871
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Caraustar Industries, Inc. 1,2                                              123,300          1,353,834
-------------------------------------------------------------------------------------------------------
Chesapeake Corp. 2                                                            8,700            159,993
-------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                      324,500          5,172,530
-------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1                                                    31,000             86,800
-------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                          116,500          7,001,650
-------------------------------------------------------------------------------------------------------
Longview Fibre Co.                                                           93,300          1,818,417
-------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                      200,000          4,124,000
-------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                               31,200            546,624
-------------------------------------------------------------------------------------------------------
Sealed Air Corp. 1                                                           28,500          1,352,610
-------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                       256,600          8,534,516
-------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                         121,500          4,963,275
                                                                                        ---------------
                                                                                            35,114,249
-------------------------------------------------------------------------------------------------------
METALS & MINING--1.7%
Aleris International, Inc. 1                                                 21,500            590,175
-------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                      779,600          1,173,591
-------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                  140,400          8,228,844
-------------------------------------------------------------------------------------------------------
Castle (A.M.) & Co. 1,2                                                      37,500            656,250
-------------------------------------------------------------------------------------------------------
Chaparral Steel Co. 1                                                        43,400          1,094,548
-------------------------------------------------------------------------------------------------------
Commercial Metals Co. 2                                                      87,600          2,955,624
-------------------------------------------------------------------------------------------------------
Desert Sun Mining Corp. 1                                                   184,300            332,929
-------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                           1,276,100          1,734,398
-------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                       36,900            484,382
-------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                               27,575            552,686
-------------------------------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                                                     323,900            933,389
-------------------------------------------------------------------------------------------------------
Inmet Mining Corp. 1                                                        111,200          1,994,426
-------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                         300,700          1,461,467
-------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                        23,700            516,813
-------------------------------------------------------------------------------------------------------
Metal Management, Inc. 2                                                    133,500          3,384,225
-------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                              175,350         11,611,677
-------------------------------------------------------------------------------------------------------


30                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Reliance Steel & Aluminum Co. 2                                             180,000     $    9,527,400
-------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1,2                                           20,700            814,545
-------------------------------------------------------------------------------------------------------
Ryerson Tull, Inc. 2                                                        126,700          2,698,710
-------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                                           13,500            439,695
-------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                       13,800            468,648
-------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                               71,200          1,497,336
                                                                                        ---------------
                                                                                            53,151,758
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Buckeye Technologies, Inc. 1                                                135,700          1,101,884
-------------------------------------------------------------------------------------------------------
Glatfelter                                                                   30,900            435,381
-------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                      98,600          2,730,234
-------------------------------------------------------------------------------------------------------
Pope & Talbot, Inc. 2                                                        56,600            577,886
-------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                              184,100          9,595,292
                                                                                        ---------------
                                                                                            14,440,677
TELECOMMUNICATION SERVICES--0.6%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
Alaska Communications Systems Group, Inc. 2                                 231,100          2,643,784
-------------------------------------------------------------------------------------------------------
AXXENT, Inc. 1,5                                                            100,000                 --
-------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                            137,000          4,792,260
-------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                                     27,500          1,036,750
-------------------------------------------------------------------------------------------------------
CT Communications, Inc. 2                                                    35,200            435,424
-------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                                             63,500          1,296,035
-------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1,2                                          230,200          1,883,036
-------------------------------------------------------------------------------------------------------
Shenandoah Telecommunications Co. 2                                           1,700             70,023
-------------------------------------------------------------------------------------------------------
Talk America Holdings, Inc. 1,2                                              78,100            736,483
                                                                                        ---------------
                                                                                            12,893,795
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
Centennial Communications Corp. 1,2                                          43,300            648,634
-------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                      43,400            191,394
-------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1                                        155,200          1,191,936
-------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc., Special Shares                               22,900            859,895
-------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1,2                                                         326,200          2,850,988
-------------------------------------------------------------------------------------------------------
United States Cellular Corp. 1,2                                             10,100            539,542
                                                                                        ---------------
                                                                                             6,282,389
UTILITIES--2.6%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
ALLETE, Inc. 2                                                              101,400          4,645,134
-------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                           406,000          1,851,011
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc. 2                                                  256,700          3,817,129
-------------------------------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                                      84,000          3,988,320
-------------------------------------------------------------------------------------------------------
Cleco Corp.                                                                  22,700            535,266
-------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1,2                                                        515,500          8,479,975
-------------------------------------------------------------------------------------------------------
Green Mountain Power Corp.                                                   10,300            339,179
-------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                      74,400          1,484,280
-------------------------------------------------------------------------------------------------------


31                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
NRG Energy, Inc. 1,2                                                        124,200     $    5,290,920
-------------------------------------------------------------------------------------------------------
NSTAR, Inc. 2                                                                 7,600            219,792
-------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc. 2                                                  214,900          4,755,737
-------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                          48,800          1,399,096
-------------------------------------------------------------------------------------------------------
UIL Holdings Corp. 2                                                         15,300            800,343
-------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                       45,500          1,816,360
-------------------------------------------------------------------------------------------------------
WPS Resources Corp.                                                           1,200             69,360
                                                                                        ---------------
                                                                                            39,491,902
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Atmos Energy Corp. 2                                                        161,700          4,568,025
-------------------------------------------------------------------------------------------------------
Chesapeake Utilities Corp. 2                                                  9,700            340,955
-------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                                 28,100          1,292,038
-------------------------------------------------------------------------------------------------------
Nicor, Inc. 2                                                                 2,900            121,887
-------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                                                  73,400          2,731,948
-------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                 129,400          4,402,188
-------------------------------------------------------------------------------------------------------
Peoples Energy Corp. 2                                                       77,300          3,044,074
-------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                22,200            646,908
-------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                         139,800          3,829,122
-------------------------------------------------------------------------------------------------------
UGI Corp.                                                                   122,600          3,451,190
-------------------------------------------------------------------------------------------------------
WGL Holdings, Inc. 2                                                        180,300          5,793,039
                                                                                        ---------------
                                                                                            30,221,374
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Avista Corp. 2                                                               53,400          1,035,960
-------------------------------------------------------------------------------------------------------
Energy East Corp.                                                           137,000          3,451,030
-------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                                    43,700          1,557,905
-------------------------------------------------------------------------------------------------------
Sierra Pacific Resources                                                    464,800          6,902,280
                                                                                        ---------------
                                                                                            12,947,175
                                                                                        ---------------
Total Common Stocks (Cost $2,489,428,202)                                                3,099,752,133
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv., Non-Vtg. (Cost $93,170)                   1,740            109,794

                                                                          Principal
                                                                             Amount
-------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
-------------------------------------------------------------------------------------------------------
Mueller Industries, Inc., 6% Sub. Nts., 11/1/14 2 (Cost $655,000)      $    655,000            638,625
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
-------------------------------------------------------------------------------------------------------
Undivided interest of 4.54% in joint repurchase agreement
(Principal Amount/Value $951,774,000, with a maturity value of
$952,055,566) with UBS Warburg LLC, 3.55%, dated 9/30/05, to be repurchased at $43,204,778 on 10/3/05, collateralized by Federal
National Mortgage Assn., 5%, 10/1/35, with a value of
$972,647,107  (Cost $43,192,000)                                         43,192,000         43,192,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $2,533,368,372)                            3,143,692,552
-------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--22.9%
-------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--1.2%
Trust Money Market Securities, Series A-2, 3.84%, 10/17/05 6              7,000,000          7,000,000


32                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          Principal
                                                                             Amount              Value
-------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 3.94%, 12/15/05 6                         $ 30,000,000     $   30,000,000
                                                                                        ---------------
                                                                                            37,000,000
-------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.6%
Protective Life Insurance Co., 3.80%, 10/31/05 6                         18,000,000         18,000,000
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--11.7%
Undivided interest of 2.25% in joint repurchase agreement
(Principal Amount/Value $3,300,000,000, with a maturity value of
$3,301,064,250) with Nomura Securities, 3.87%, dated 9/30/05, to be repurchased at $74,353,798 on 10/3/05, collateralized by U.S.
Agency Mortgages, 5%--5.50%, 9/1/20--8/1/35, with a value of
$3,366,000,000 6                                                         74,329,827         74,329,827
-------------------------------------------------------------------------------------------------------
Undivided interest of 38.04% in joint repurchase agreement
(Principal Amount/Value $460,000,000, with a maturity value of
$460,149,500) with BNP Paribas Securities Corp., 3.90%, dated
9/30/05, to be repurchased at $175,056,875 on 10/3/05,
collateralized by U.S. Agency Mortgages, 3.33%--7.50%,
9/1/08--9/1/44, with a value of $469,200,000 6                          175,000,000        175,000,000
-------------------------------------------------------------------------------------------------------
Undivided interest of 40% in joint repurchase agreement
(Principal Amount/Value $300,000,000 with a maturity value of
$300,099,688) with CDC Financial Products, Inc., 3.9875%, dated 9/30/05, to be repurchased at $120,039,875 on 10/3/05, collateralized by AAA
Asset-Backed Securities, 0.00%, 7/20/06--1/20/35, with a
value of $315,104,672 6                                                 120,000,000        120,000,000
                                                                                        ---------------
                                                                                           369,329,827
-------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--1.3%
Bear Stearns, 4.06%, 10/3/05 6                                           17,000,000         17,000,000
-------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, Inc., 4.04%, 10/3/05 6                   24,500,000         24,500,000
                                                                                        ---------------
                                                                                            41,500,000
-------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--4.8%
American Express Credit Corp., 3.80%, 10/17/05 6                         21,838,530         21,838,530
-------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.61%, 10/18/05 6                          25,000,000         25,000,000
-------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.79%, 12/8/05 6                           25,000,000         25,000,000
-------------------------------------------------------------------------------------------------------
Counrtywide Home Loans, Inc., 3.83%, 11/30/05 6                          12,000,562         12,000,562
-------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.07%, 10/3/05 6                         15,020,800         15,020,800
-------------------------------------------------------------------------------------------------------
Islandsbanki HF Corp., 3.87%, 10/24/05 6                                 10,000,000         10,000,000
-------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.945%, 10/3/05 6                                        22,000,000         22,000,000
-------------------------------------------------------------------------------------------------------
Tango Finance Corp., 3.81%, 10/25/05 6                                   20,001,132         20,001,132
                                                                                        ---------------
                                                                                           150,861,024
-------------------------------------------------------------------------------------------------------
TIME DEPOSIT--0.2%
BNP Paribas, 3.77%, 12/28/05 6                                            5,000,000          5,000,000
-------------------------------------------------------------------------------------------------------
U.S. AGENCIES--0.8%
Federal National Mortgage Assn., 3.57%, 10/21/05 6                       24,995,876         24,995,876
-------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--2.3%
BNP Paribas NY, 3.84%, 10/3/05 6                                         20,111,306         20,111,306
-------------------------------------------------------------------------------------------------------
Credit Suisse First Boston NY, 3.83%, 10/31/05 6                         25,000,000         25,000,000
-------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 3.78%, 10/17/05 6                         18,993,367         18,993,367
-------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.09%, 10/3/05 6                           9,999,000          9,999,000
                                                                                        ---------------
                                                                                            74,103,673


33                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                 VALUE
                                                                                        ---------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $720,790,400)                                                      720,790,400
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $3,254,158,772)                             122.8%     3,864,482,952
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                         (22.8)      (718,038,823)
                                                                       --------------------------------
Net Assets                                                                    100.0%    $3,146,444,129
                                                                       ================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,320,967 or 0.04% of the Fund's net assets as of September 30, 2005.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $1,787,952, which represents 0.06% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 3,262,016,904
                                              ===============

Gross unrealized appreciation                 $   648,247,253
Gross unrealized depreciation                     (45,801,205)
                                              ---------------
Net unrealized appreciation                   $   602,466,048
                                              ===============

34                                        Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of


35                                        Oppenheimer Main Street Small Cap Fund
foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2005, the Fund had outstanding foreign currency contracts as follows:


36                                        Oppenheimer Main Street Small Cap Fund

                                   EXPIRATION       CONTRACT AMOUNT             VALUATION AS OF        UNREALIZED
CONTRACT DESCRIPTION                     DATE                (000S)          SEPTEMBER 30, 2005      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)                 10/3/05                   253CAD                 $217,231            $1,742

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                           ACQUISITION                       VALUATION AS OF       UNREALIZED
SECURITY                         DATES           COST     SEPTEMBER 30, 2005     APPRECIATION
---------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.        1/18/05       $426,485             $  643,006         $216,521
Tusk Energy Corp.             11/15/04        492,524              1,144,946          652,422
                                             ------------------------------------------------
                                             $919,009             $1,787,952         $868,943
                                             ================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2005, the Fund had on loan securities valued at $717,064,056. Collateral of $727,102,424 was received for the loans, of which $720,790,400 was received in cash and subsequently invested in approved instruments.


37                                        Oppenheimer Main Street Small Cap Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005